LOSS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2013
Reconciliation of Denominators of Basic and Diluted Per Share Computations

The following table provides a reconciliation of the denominators of the basic and diluted per share computations:

(in thousand shares)	2011	2012	2013
Weighted average number of outstanding shares
Basic	54,268	50,720	50,720
Effect of dilutive securities
Employee share-based compensation	—	—	—

Diluted	54,268	50,720	50,720